Financial Instruments, textual (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Financial Instruments and Fair Value Disclosures [Abstract]
Trading Symbol	DSX
Senior Unsecured Bond [Member]
Financial Instruments and Fair Value Disclosures [Abstract]
Trading Symbol	DIASH01
Fair Value, Inputs, Level 1 [Member] | Senior Unsecured Bond [Member]
Financial Instruments and Fair Value Disclosures [Abstract]
Bonds Fair Value Disclosure	$ 99,250
Impaired Vessels [Member]
Financial Instruments and Fair Value Disclosures [Abstract]
Number Of Vessels Impaired	3
Impaired Vessels [Member] | Fair Value, Inputs, Level 1 [Member]
Financial Instruments and Fair Value Disclosures [Abstract]
Number Of Vessels Impaired	1
Impaired Vessels [Member] | Fair Value, Inputs, Level 2 [Member]
Financial Instruments and Fair Value Disclosures [Abstract]
Number Of Vessels Impaired	2